Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 9 — Employee Benefit Plans

The Company has a deferred profit-sharing retirement plan that covers substantially all employees. The Company’s annual contribution to the plan is discretionary.  The Company contributed $626,000 in 2011, $671,000 in 2010, and no contribution was made to the plan in 2009.  The plan also contains a 401(k) provision that allows employees to contribute a percentage of their salary up to the statutory limitation.  These contributions are matched at the rate of 10% by the Company.  The Company’s matching contributions under the 401(k) component were $352,000, $338,000 and $366,000 in 2011, 2010, and 2009, respectively.

The Company also maintains an incentive-compensation plan. Participants in the plan are key employees as determined by the Board of Directors and executive management. Compensation under the plan is based on the achievement of predetermined financial performance goals of the Company and its subsidiaries.  Awards under the plan are payable in cash.  Awards under the plan totaled $558,000, $1,785,000, and $779,000 in 2011, 2010, and 2009, respectively.

The Company also sponsors a Deferred Compensation Plan for a select group of highly compensated employees that includes the Executive Officers.  Participants may make elective deferrals of their salary to the plan in excess of tax code limitations that apply to the Company’s qualified plan.  The Company invests the participants’ deferred amounts to fund these obligations.  The Company also has the sole discretion to make employer contributions to the plan on behalf of the participants, though it did not make any employer contributions in 2011, 2010, or 2009.